Related Party Balances and Transactions - Disposal (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 28, 2020 CNY (¥)	Jun. 30, 2019	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)
Related Party Transaction [Line Items]
Capital reduction approved to offset the receivable balance due from Hywin Financial Holdingg Group			¥ 195,000	$ 29,457
Hywin Financial Holding Group Co., Ltd.
Related Party Transaction [Line Items]
Capital reduction approved to offset the receivable balance due from Hywin Financial Holdingg Group	¥ 165,750
Ms. Wang Dian
Related Party Transaction [Line Items]
Capital reduction approved to offset the receivable balance due from Hywin Financial Holdingg Group	29,250
Hywin Wealth Management Co., Ltd.
Related Party Transaction [Line Items]
Percentage of disposal of equity interest in subsidiary		15.00%
Capital reduction approved to offset the receivable balance due from Hywin Financial Holdingg Group	¥ 195,000